Geographic information - Assets per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Property and equipment	$ 16,456	$ 8,342
Right-of-use assets	25,539	21,206	$ 15,957
Intangible assets	409,568	234,493
Goodwill	2,104,368	971,939
Revenues	548,372	221,728
Canada
Disclosure of geographical areas [line items]
Property and equipment	10,356	5,536
Right-of-use assets	10,062	10,266
Intangible assets	990	3,563
Goodwill	2,104,368	971,939
Revenues	33,423	17,636
United States
Disclosure of geographical areas [line items]
Property and equipment	1,155	1,083
Right-of-use assets	6,079	6,225
Intangible assets	303,393	184,797
Goodwill	0	0
Revenues	395,871	140,856
New Zealand
Disclosure of geographical areas [line items]
Property and equipment	656	0
Right-of-use assets	517	0
Intangible assets	75,892	0
Goodwill	0	0
Germany
Disclosure of geographical areas [line items]
Property and equipment	288	312
Right-of-use assets	1,312	1,624
Intangible assets	16,594	25,711
Goodwill	0	0
Other
Disclosure of geographical areas [line items]
Property and equipment	4,001	1,411
Right-of-use assets	7,569	3,091
Intangible assets	12,699	20,422
Goodwill	0	0
Revenues	$ 70,190	$ 34,529